[redacted]

11000582

13FCONP 3/4/11

RECEIVED
OCT 25 2007
OFFICE OF THE SECR...

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

NON-PUBLIC

CONFIDENTIAL TREATMENT DENIED

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Dalton, Grainer, Hartman, Maher & Co., LLC
Address: 565 Fifth Avenue, Suite 2101
New York, NY 10017

Form 13F File Number: 28-02757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas F. Gibson
Title: CCO / CFO
Phone: 239-261-3555

Signature, Place, and Date of Signing:

Thomas F. Gibson	Naples, Florida	10/22/07
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[✓] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
28-______	______

[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: 10,645
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	____________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

COLUMN 1	~~COLUMN 2~~	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
Life Sciences Research, Inc.	Com	532169109	10,645	560,545			Sole	None	547,545	0	12,700

[Repeat as necessary]